SHORT-TERM BORROWINGS - Additional Information (Details)	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 CNY (¥)
Short-term Debt [Line Items]
Interest expense due to third party	$ 11,810	¥ 81,096	¥ 0	¥ 0
Short Term Borrowings [Member]
Short-term Debt [Line Items]
Interest expense due to related party	$ 74,048	¥ 508,474	¥ 325,185	¥ 548,878